Income Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Current income tax provision	$ 143,534	$ 5,166
Deferred income tax provision	91,482
Total income tax expense (benefit)	$ 235,016	$ (5,166)